U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24f-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

          U.S. Global Investors Funds
          7900 Callaghan Road
          San Antonio, Texas 78229

2.   Name of each series or class of funds for which this notice is filed:

          U.S. Gold Shares Fund
          U.S. All American Equity Fund
          U.S. Global Resources Funds
          U.S. Treasury Securities Cash Fund
          U.S. Tax Free Fund
          U.S. Income Fund
          U.S. World Gold Fund
          U.S. Government Securities Savings Fund
          U.S. Real Estate Fund
          United Services Near-Term Tax Free Fund
          United Services Intermediate Treasury Fund
          China Region Opportunity Fund

3.   Investment Company Act File Number: 811-1800

          Securities Act File Number: 02-35439

4.   Last day of fiscal year for which this notice is filed:

          June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          /     /

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see Instruction A.6):

          Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None, for all of the series listed in Item 2 above.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

          None, for all of the series listed in Item 2 above.

9.   Number and aggregate sale price of securities sold during the fiscal year:

                                                  NUMBER         AGGREGATE
                                                    OF             SALES
        NAME OF SERIES                            SHARES           PRICE
------------------------------------------    -------------  ---------------
U.S. Gold Shares Fund                         2,897,102,803   $4,140,600,023
U.S. All American Equity Fund                       595,950       16,746,663
U.S. Global Resources Fund                        3,747,347       27,451,318
U.S. Treasury Securities Cash Fund            4,905,311,903    4,905,311,903
U.S. Tax Free Fund                                  768,737        9,028,644
U.S. Income Fund                                    203,876        2,905,605
U.S. World Gold Fund                             26,738,671      525,431,801
U.S. Government Securities Savings Fund         649,751,805      649,751,805
U.S. Real Estate Fund                             2,314,927       30,297,759
United Services Near-Term Tax Free Fund             408,507        4,278,905
United Services Intermediate Treasury Fund           71,483          714,774
China Region Opportunity Fund                     4,590,966       34,872,038

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                                  NUMBER         AGGREGATE
                                                    OF             SALES
        NAME OF SERIES                            SHARES           PRICE
------------------------------------------    -------------  ---------------
U.S. Gold Shares Fund                         2,897,102,803   $4,140,600,023
U.S. All American Equity Fund                       595,950       16,746,663
U.S. Global Resources Fund                        3,747,347       27,451,318
U.S. Treasury Securities Cash Fund            4,905,311,903    4,905,311,903
U.S. Tax Free Fund                                  768,737        9,028,644
U.S. Income Fund                                    203,876        2,905,605
U.S. World Gold Fund                             26,738,671      525,431,801
U.S. Government Securities Savings Fund         649,751,805      649,751,805
U.S. Real Estate Fund                             2,314,927       30,297,759
United Services Near-Term Tax Free Fund             408,507        4,278,905
United Services Intermediate Treasury Fund           71,483          714,774
China Region Opportunity Fund                     4,590,966       34,872,038

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                  NUMBER         AGGREGATE
                                                    OF             SALES
        NAME OF SERIES                            SHARES           PRICE
------------------------------------------    -------------  ---------------
U.S. Gold Shares Fund                          4,125,689      $ 4,884,235
U.S. All American Equity Fund                     28,750          759,303
U.S. Global Resources Fund                       436,424        3,089,881
U.S. Treasury Securities Cash Fund             6,949,861        6,949,861
U.S. Tax Free Fund                                64,725          760,035
U.S. Income Fund                                 110,120        1,473,596
U.S. World Gold Fund                             627,606       12,024,924
U.S. Government Securities Savings Fund       33,129,743       33,129,743
U.S. Real Estate Fund                             23,230          324,421
United Services Near-Term Tax Free Fund           23,316          243,513
United Services Intermediate Treasury Fund         8,567           86,293
China Region Opportunity Fund                     14,132           89,879

12.      Calculation of registration fee:

                                   (ii)
                                   AGGREGATE
                                   PRICE IN                                         (v) NET AGGRE-
                                   CONNECTION                                       GATE PRICE OF
                                   WITH                                             SECURITIES SOLD
                                   DIVIDEND                                         AND ISSUED
                                   REINVEST-      (iii) AGGREGATE                   [LINE (i), PLUS
                (i) AGGREGATE      MENT PLANS     PRICE OF SHARES                   LINE (ii), LESS
NAME OF         SALE PRICE         (FROM          REDEEMED OR                       LINE (iii),
SERIES          (FROM ITEM 10)     ITEM 11)       REPURCHASED          (iv) (1)     PLUS LINE (iv)]
------------    --------------     ----------     ----------------     --------     ---------------
U.S. Gold       $4,140,600,023     $4,884,235     $(4,160,720,781)         -0-      $(15,236,523)
Shares Fund

U.S. All            16,746,663        759,303         (11,867,287)         -0-          5,638,679
American
Equity Fund

U.S. Global         27,451,318      3,089,881         (26,082,213)         -0-          4,458,986
Resources
Fund

U.S.             4,905,311,903      6,949,861      (4,869,211,951)         -0-         43,039,813
Treasury
Securities
Cash Fund

U.S. Tax             9,028,644        760,035         (11,909,505)         -0-        (2,120,826)
Free Fund
U.S. Income          2,905,605      1,473,596          (4,251,783)         -0-            127,418
Fund

U.S. World         525,431,801     12,024,924        (536,192,569)         -0-          1,264,156
Gold Fund

U.S.               649,751,805     33,129,743        (579,521,813)         -0-        103,359,735
Government
Securities
Savings
Fund

U.S. Real           30,297,759        324,421         (27,936,315)         -0-          2,685,865
Estate Fund

United               4,278,905        243,513          (3,769,464)         -0-            752,954
Services
Near-Term
Tax Free
Fund

United                 714,774         86,293          (4,482,410)         -0-        (3,681,343)
Services
Intermediate
Treasury
Fund

U.S. Global           27,451,318    3,089,881         (26,082,213)         -0-          4,458,986
Resources
Fund

U.S.               4,905,311,903    6,949,861      (4,869,211,951)         -0-         43,039,813
Treasury
Securities
Cash Fund

U.S. Tax               9,028,644      760,035         (11,909,505)         -0-        (2,120,826)
Free Fund

U.S. Income            2,905,605    1,473,596          (4,251,783)         -0-            127,418
Fund

U.S. World           525,431,801   12,024,924        (536,192,569)         -0-          1,264,156
Gold Fund

U.S.                 649,751,805   33,129,743        (579,521,813)         -0-        103,359,735
Government
Securities
Savings
Fund

U.S. Real             30,297,759      324,421         (27,936,315)         -0-          2,685,865
Estate Fund

United                 4,278,905      243,513          (3,769,464)         -0-            752,954
Services
Near-Term
Tax Free
Fund

United                   714,774       86,293          (4,482,410)         -0-        (3,681,343)
Services
Intermediate
Treasury
Fund

China                 34,872,038       89,879         (22,051,958)         -0-         12,909,959
Region
Opportunity
Fund

TOTALS           $10,347,391,238  $63,815,684    $(10,258,008,049)         -0-       $153,198,873

MULTIPLIED                                                                               x 1/3300
BY 1/3300

FEE DUE [TOTAL
OF  (i) OR (v)
MULTIPLIED BY
(vi)]                                                                                  $46,423.90

---------------------
(1) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable)

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

          /   /

     Date  of  wire  transfer  of  filing  fees  to  the  Commission's   lockbox
     depository:

          August 28, 1997



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /S/ THOMAS D. TAYS
    ---------------------------
    THOMAS D. TAYS
    Chief Financial Officer

Date: August 27, 1997